UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                          Midas Management Corporation
                               11 Hanover Square
                               New York, NY 10005

                         Form 13F File Number: 028-06269

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     John F. Ramirez
     Chief Compliance Officer
     1-212-480-6432

     /s/John F. Ramirez
     Midas Management Corporation
     February 10, 2011

     Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 77

Form 13F Table Value Total: $143,144
                            (Thousands)

List of Other Managers:

1. CEF Advisers, Inc.

                                                                                                                  SHRS OR
       NAME OF ISSUER                     TITLE OF CLASS                CUSIP           VALUE [XS 1000]          PRN AMOUNT
----------------------------------------------------------------------------------------------------------------------------
AGNICO EAGLE MINES LTD                          COM                   008474108              3,835                    50,000
ANGLOGOLD ASHANTI LTD                      SPONSORED ADR              035128206              4,923                   100,000
APPLE INC                                       COM                   037833100                806                     2,500
AURIZON MINES LTD                               COM                   05155P106                988                   135,000
BARRICK GOLD CORP                               COM                   067901109              8,086                   152,051
BECTON DICKINSON & CO                           COM                   075887109                254                     3,000
BERKSHIRE HATHAWAY INC DEL                    CL B NEW                084670702              4,326                    54,000
CANADIAN NAT RES LTD                            COM                   136385101                888                    20,000
COSTCO WHSL CORP NEW                            COM                   22160K105                722                    10,000
ELDORADO GOLD CORP NEW                          COM                   284902103              6,035                   325,000
EXXON MOBIL CORP                                COM                   30231G102                 67                       915
FREEPORT-MCMORAN COPPER & GO                    COM                   35671D857              7,205                    60,000
GENERAL ELECTRIC CO                             COM                   369604103                658                    36,000
GOLDCORP INC NEW                                COM                   380956409              4,248                    92,385
GOLDEN STAR RES LTD CDA                         COM                   38119T104              3,902                   850,000
GOLDMAN SACHS GROUP INC                         COM                   38141G104                656                     3,900
GOOGLE INC                                      CL A                  38259P508              1,297                     2,184
GREAT BASIN GOLD LTD                            COM                   390124105              2,960                 1,000,000
IAMGOLD CORP                                    COM                   450913108              3,560                   200,000
INTERNATIONAL TOWER HILL MIN                    COM                   46050R102              5,035                   500,000
ISHARES SILVER TRUST                          ISHARES                 46428Q109                732                    24,264
JAGUAR MNG INC                                  COM                   47009M103              5,704                   800,000
JOHNSON & JOHNSON                               COM                   478160104                680                    11,000
JPMORGAN CHASE & CO                             COM                   46625H100                823                    19,400
KINROSS GOLD CORP                            COM NO PAR               496902404              6,055                   319,369
MASTERCARD INC                                  CL A                  57636Q104              2,241                    10,000
MICROSOFT CORP                                  COM                   594918104                 91                     3,261
NEWMONT MINING CORP                             COM                   651639106              6,143                   100,000
NORTHERN DYNASTY MINERALS LT                  COM NEW                 66510M204              8,574                   600,000
NORTHGATE MINERALS CORP                         COM                   666416102              6,720                 2,100,000
PLATINUM GROUP METALS LTD                     COM NEW                 72765Q205              3,990                 1,500,000
PULTE GROUP INC                                 COM                   745867101                150                    20,000
RANDGOLD RES LTD                                ADR                   752344309              2,470                    30,000
SILVERCORP METALS INC                           COM                   82835P103              3,849                   300,000
SPDR GOLD TRUST                               GOLD SHS                78463V107              2,124                    15,310
TRAVELERS COMPANIES INC                         COM                   89417E109                501                     9,000
ALLIANCEBERNSTEIN INCOME FUN                    COM                   01881E101              1,071                   135,000
ALPINE GLOBAL PREMIER PPTYS                   COM SBI                 02083A103                783                   110,488
AMAZON COM INC                                  COM                   023135106                360                     2,000
APPLE INC                                       COM                   037833100                677                     2,100
BERKSHIRE HATHAWAY INC DEL                    CL B NEW                084670702                280                     3,500
BLACKROCK CREDIT ALL IN TR I                  COM SHS                 09249V103                947                    90,000
BLACKROCK CREDIT ALL INC TR                     COM                   09255J101                915                   100,000
BLACKROCK INCOME TR INC                         COM                   09247F100                718                   104,900
CALAMOS STRATEGIC TOTL RETN                COM SH BEN INT             128125101              1,084                   117,012
COHEN & STEERS DIV MJRS FDIN                    COM                   19248G106              1,259                    97,141
COHEN & STEERS INFRASTRUCTUR                    COM                   19248A109              1,197                    72,871
COHEN & STEERS QUALITY RLTY                     COM                   19247L106                354                    40,934
DCA TOTAL RETURN FD                             COM                   233066109              2,076                   601,720
EXXON MOBIL CORP                                COM                   30231G102                183                     2,500
FIRST TR STRAT HGH INC FD II                    COM                   33735C106                913                   209,827
FRANKLIN RES INC                                COM                   354613101                334                     3,000
GABELLI DIVD & INCOME TR                        COM                   36242H104                829                    54,000
GOLDMAN SACHS GROUP INC                         COM                   38141G104                168                     1,000
GOOGLE INC                                      CL A                  38259P508                297                       500
HELIOS ADVANTAGE INCOME FD I                    COM                   42327W206              1,108                   144,783
HOME DEPOT INC                                  COM                   437076102                245                     7,000
JOHN HANCOCK BK &THRIFT OPP                SH BEN INT NEW             409735206                723                    42,000
KOHLBERG CAPITAL CORP                           COM                   500233101                916                   131,389
LAZARD WORLD DIVID & INCOME                     COM                   521076109                828                    64,592
LMP CAP & INCOME FD INC                         COM                   50208A102                352                    28,297
MACQUARIE FT TR GB INF UT DI                    COM                   55607W100              1,303                    89,982
MACQUARIE GLBL INFRA TOTL RE                    COM                   55608D101              1,095                    63,369
MCDONALDS CORP                                  COM                   580135101                230                     3,000
MCG CAPITAL CORP                                COM                   58047P107                767                   110,000
MICROSOFT CORP                                  COM                   594918104                168                     6,000
MVC CAPITAL INC                                 COM                   553829102              1,482                   101,500
NFJ DIVID INT & PREM STRTGY                   COM SHS                 65337H109              1,284                    73,330
NGP CAP RES CO                                  COM                   62912R107              1,190                   129,294
NUVEEN DIVERSIFIED DIV INCM                     COM                   6706EP105                675                    62,000
PFIZER INC                                      COM                   717081103                175                    10,000
PROCTER & GAMBLE CO                             COM                   742718109                257                     4,000
RIVERSOURCE LASALLE INTL R/E                    COM                   76932W102                700                    74,453
RMR REAL ESTATE INCOME FD                     COM SHS                 74964K609              1,772                    59,477
SARATOGA INVT CORP                              COM                   80349A109                848                    48,591
WAL MART STORES                                 COM                   931142103                205                     3,800
WESTERN ASSET GLOBAL CP DEFI                    COM                   95790C107              1,076                    60,000



                                                                      INVESTMENT           OTHER                 VOTING AUTHORITY
       NAME OF ISSUER                SH/PRN       PUT/CALL            DISCRETION          MANAGERS          SOLE      SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
AGNICO EAGLE MINES LTD                                                 DEFINED                            50,000
ANGLOGOLD ASHANTI LTD                                                  DEFINED                           100,000
APPLE INC                                                              DEFINED                             2,500
AURIZON MINES LTD                                                      DEFINED                           135,000
BARRICK GOLD CORP                                                      DEFINED                           152,051
BECTON DICKINSON & CO                                                  DEFINED                             3,000
BERKSHIRE HATHAWAY INC DEL                                             DEFINED                            54,000
CANADIAN NAT RES LTD                                                   DEFINED                            20,000
COSTCO WHSL CORP NEW                                                   DEFINED                            10,000
ELDORADO GOLD CORP NEW                                                 DEFINED                           325,000
EXXON MOBIL CORP                                                       DEFINED                               915
FREEPORT-MCMORAN COPPER & GO                                           DEFINED                            60,000
GENERAL ELECTRIC CO                                                    DEFINED                            36,000
GOLDCORP INC NEW                                                       DEFINED                            92,385
GOLDEN STAR RES LTD CDA                                                DEFINED                           850,000
GOLDMAN SACHS GROUP INC                                                DEFINED                             3,900
GOOGLE INC                                                             DEFINED                             2,184
GREAT BASIN GOLD LTD                                                   DEFINED                         1,000,000
IAMGOLD CORP                                                           DEFINED                           200,000
INTERNATIONAL TOWER HILL MIN                                           DEFINED                           500,000
ISHARES SILVER TRUST                                                   DEFINED                            24,264
JAGUAR MNG INC                                                         DEFINED                           800,000
JOHNSON & JOHNSON                                                      DEFINED                            11,000
JPMORGAN CHASE & CO                                                    DEFINED                            19,400
KINROSS GOLD CORP                                                      DEFINED                           319,369
MASTERCARD INC                                                         DEFINED                            10,000
MICROSOFT CORP                                                         DEFINED                             3,261
NEWMONT MINING CORP                                                    DEFINED                           100,000
NORTHERN DYNASTY MINERALS LT                                           DEFINED                           600,000
NORTHGATE MINERALS CORP                                                DEFINED                         2,100,000
PLATINUM GROUP METALS LTD                                              DEFINED                         1,500,000
PULTE GROUP INC                                                        DEFINED                            20,000
RANDGOLD RES LTD                                                       DEFINED                            30,000
SILVERCORP METALS INC                                                  DEFINED                           300,000
SPDR GOLD TRUST                                                        DEFINED                            15,310
TRAVELERS COMPANIES INC                                                DEFINED                             9,000
ALLIANCEBERNSTEIN INCOME FUN                                           DEFINED               1           135,000
ALPINE GLOBAL PREMIER PPTYS                                            DEFINED               1           110,488
AMAZON COM INC                                                         DEFINED               1             2,000
APPLE INC                                                              DEFINED               1             2,100
BERKSHIRE HATHAWAY INC DEL                                             DEFINED               1             3,500
BLACKROCK CREDIT ALL IN TR I                                           DEFINED               1            90,000
BLACKROCK CREDIT ALL INC TR                                            DEFINED               1           100,000
BLACKROCK INCOME TR INC                                                DEFINED               1           104,900
CALAMOS STRATEGIC TOTL RETN                                            DEFINED               1           117,012
COHEN & STEERS DIV MJRS FDIN                                           DEFINED               1            97,141
COHEN & STEERS INFRASTRUCTUR                                           DEFINED               1            72,871
COHEN & STEERS QUALITY RLTY                                            DEFINED               1            40,934
DCA TOTAL RETURN FD                                                    DEFINED               1           601,720
EXXON MOBIL CORP                                                       DEFINED               1             2,500
FIRST TR STRAT HGH INC FD II                                           DEFINED               1           209,827
FRANKLIN RES INC                                                       DEFINED               1             3,000
GABELLI DIVD & INCOME TR                                               DEFINED               1            54,000
GOLDMAN SACHS GROUP INC                                                DEFINED               1             1,000
GOOGLE INC                                                             DEFINED               1               500
HELIOS ADVANTAGE INCOME FD I                                           DEFINED               1           144,783
HOME DEPOT INC                                                         DEFINED               1             7,000
JOHN HANCOCK BK &THRIFT OPP                                            DEFINED               1            42,000
KOHLBERG CAPITAL CORP                                                  DEFINED               1           131,389
LAZARD WORLD DIVID & INCOME                                            DEFINED               1            64,592
LMP CAP & INCOME FD INC                                                DEFINED               1            28,297
MACQUARIE FT TR GB INF UT DI                                           DEFINED               1            89,982
MACQUARIE GLBL INFRA TOTL RE                                           DEFINED               1            63,369
MCDONALDS CORP                                                         DEFINED               1             3,000
MCG CAPITAL CORP                                                       DEFINED               1           110,000
MICROSOFT CORP                                                         DEFINED               1             6,000
MVC CAPITAL INC                                                        DEFINED               1           101,500
NFJ DIVID INT & PREM STRTGY                                            DEFINED               1            73,330
NGP CAP RES CO                                                         DEFINED               1           129,294
NUVEEN DIVERSIFIED DIV INCM                                            DEFINED               1            62,000
PFIZER INC                                                             DEFINED               1            10,000
PROCTER & GAMBLE CO                                                    DEFINED               1             4,000
RIVERSOURCE LASALLE INTL R/E                                           DEFINED               1            74,453
RMR REAL ESTATE INCOME FD                                              DEFINED               1            59,477
SARATOGA INVT CORP                                                     DEFINED               1            48,591
WAL MART STORES                                                        DEFINED               1             3,800
WESTERN ASSET GLOBAL CP DEFI                                           DEFINED               1            60,000